J.P. Morgan Acceptance Corporation II ABS-15G

Exhibit 99.12

Seller Loan ID	JPM Loan ID	Data Field	Tape Data	IB Review Value	Discrepancy Comments
(redacted)	305042061	Total Debt to Income Ratio	(redacted)	(redacted)	Variance < (redacted) is non-material.
(redacted)	305042610	Total Debt to Income Ratio	(redacted)	(redacted)	Approved DTI (redacted), variance < (redacted) is non-material.
(redacted)	305042610	Representative Credit Score	(redacted)	(redacted)	Review Value is the lowest middle credit score of both borrowers. Tape Value is the average. Per guidelines, Averaged credit scores are not permitted for qualification.